Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Pension Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	20,683	21,503	23,142
Actuarial losses (gains) on obligations – economic assumptions	3,829	(2,611)	(1,277)
Interest costs on benefit obligation	1,338	1,227	1,180
Service costs	1,043	1,063	1,158
Actuarial losses on obligations – experience	570	419	423
Actuarial losses on obligations – demographic assumptions	4	—	—
Actual benefits paid/settlements	(4,558)	(887)	(2,723)
Curtailments and others (Note 5)	(271)	(31)	(400)
Present value of defined benefit obligations at end of the year	22,638	20,683	21,503
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	13,539	12,534	11,960
Actual contributions	7,598	5,110	5,122
Interest income on plan assets	1,360	770	641
Return on plan assets (excluding amount included in net interest)	(4,215)	(3,988)	(2,466)
Actual benefits paid/settlements	(4,558)	(887)	(2,723)
Fair value of plan assets at end of the year	13,724	13,539	12,534
Unfunded status – net	(8,914)	(7,144)	(8,969)
Accrued benefit costs	8,985	7,159	8,984
Prepaid benefit costs (Note 19)	71	15	15

Components of net periodic benefit costs:
Service costs	1,043	1,063	1,158
Interest costs – net	(22)	457	539
Curtailment/settlement losses (gains) and other adjustments	(181)	21	(341)
Net periodic benefit costs (Note 5)	840	1,541	1,356

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2019:

(in million pesos)
2020	644
2021	362
2022	377
2023	620
2024	1,011
2025 to 2065	128,008

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Rate of increase in compensation	6.0%	6.0%	6.0%
Discount rate	4.8%	7.3%	5.8%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2019, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(2,216)
	(1%)	2,809

Future salary increases	1%	2,747
	(1%)	(2,216)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2019 and 2018:

	2019	2018
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	10,815	10,707
Shares of stock	2,077	2,066
Corporate bonds	145	133
Government securities	22	31
Mutual funds	9	4
Total noncurrent financial assets	13,068	12,941
Current Financial Assets
Cash and cash equivalents	441	499
Receivables	8	8
Total current financial assets	449	507
Total PLDT’s Plan Assets	13,517	13,448
Subsidiaries Plan Assets	207	91
Total Plan Assets of Defined Benefit Pension Plans	13,724	13,539

Defined Benefit Pension Plans [member] | Shares of stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets	As at December 31, 2019 and 2018, this account consists of:
	2019	2018
	(in million pesos)
Common shares
PSE	1,161	1,185
PLDT	26	30
Others	530	491
Preferred shares	360	360
	2,077	2,066

Defined Benefit Pension Plans [member] | Unlisted Equity Investments [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

As at December 31, 2019 and 2018, this account consists of:

	2019	2018	2019	2018
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	10,050	10,022
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	544	474
BTFHI	100%	100%	221	211
Superior Multi Parañaque Homes, Inc., or SMPHI	—	—	—	—
Bancholders, Inc., or Bancholders	—	—	—	—
			10,815	10,707

Defined Benefit Pension Plans [member] | Investment property [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2019 and 2018 are as follows:

	2019	2018
Investments in listed and unlisted equity securities	96%	95%
Temporary cash investments	3%	4%
Debt and fixed income securities	1%	1%
	100%	100%

Defined Contribution Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,804	2,490	2,177
Service costs	239	314	269
Interest costs on benefit obligation	174	—	113
Actuarial losses (gains) – experience	100	—	(6)
Actuarial losses – economic assumptions	13	—	29
Actual benefits paid/settlements	(37)	—	(92)
Curtailment and others	(480)	—	—
Present value of defined benefit obligations at end of the year	2,813	2,804	2,490
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,159	2,862	2,414
Actual contributions	281	297	335
Interest income on plan assets	190	—	131
Return on plan assets (excluding amount included in net interest)	100	—	74
Actual benefits paid/settlements	(37)	—	(92)
Others	(609)	—	—
Fair value of plan assets at end of the year	3,084	3,159	2,862
Funded status – net	271	355	372
Accrued benefit costs	—	23	13
Prepaid benefit costs (Note 19)	271	378	385

Components of net periodic benefit costs:
Service costs	239	314	269
Curtailment/settlement gain	(6)	—	—
Interest income	(16)	—	—
Others	(39)	—	(18)
Net periodic benefit costs (Note 5)	178	314	251

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2019:

(in million pesos)
2020	523
2021	101
2022	100
2023	113
2024	153
2025 to 2060	1,295

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Rate of increase in compensation	5.0%	7.3%	5.0%
Discount rate	7.3%	6.0%	5.8%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2019, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(0.27%)	(8)
	0.74%	21

Future salary increases	0.72%	20
	(0.27%)	(8)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2019 and 2018:

	2019	2018
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	1,993	1,854
International equities	1,114	550
Domestic equities	649	333
Philippine foreign currency bonds	516	165
International fixed income	142	—
Total noncurrent financial assets	4,414	2,902
Current Financial Assets
Cash and cash equivalents	32	891
Receivables	2	1
Total current financial assets	34	892
Total plan assets	4,448	3,794
Less: Employee’s share, forfeitures and mandatory reserve account	1,364	635
Total Plan Assets of Defined Contribution Plans	3,084	3,159

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2019 and 2018 is as follows:

	2019	2018
Investments in debt and fixed income securities and others	60%	77%
Investments in listed and unlisted equity securities	40%	23%
	100%	100%